Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000031584
Shareholder Report [Line Items]
Fund Name	Bruce Fund
Trading Symbol	BRUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bruce Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.
Additional Information Phone Number	(800) 872-7823
Additional Information Website	https://www.thebrucefund.com/document-library
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$64	0.56%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Bruce Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,374	$11,790
Jun-2018	$10,789	$13,484
Jun-2019	$11,740	$14,889
Jun-2020	$12,088	$16,006
Jun-2021	$15,644	$22,536
Jun-2022	$14,900	$20,144
Jun-2023	$14,772	$24,091
Jun-2024	$15,262	$30,006
Jun-2025	$16,452	$34,556
Jun-2026	$21,008	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Bruce Fund	27.69%	6.07%	7.71%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 872-7823.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 375,713,568
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,445,014
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$375,713,568
Number of Portfolio Holdings	43
Advisory Fee	$1,445,014
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.5%
Convertible Corporate Bonds	0.0%
Money Market Funds	4.6%
U.S. Government Bonds	3.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	0.3%
Communications	2.9%
U.S. Treasury Obligations	3.9%
Money Market Funds	4.6%
Consumer Staples	5.4%
Materials	5.6%
Technology	7.2%
Industrials	9.5%
Financials	14.0%
Utilities	19.9%
Health Care	26.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AerCap Holdings N.V.	7.0%
Allstate Corp. (The)	6.9%
AbbVie, Inc.	6.7%
Merck & Co., Inc.	6.2%
NextEra Energy, Inc.	6.1%
U-Haul Holding Co., Class B	5.5%
Vicor Corp.	4.8%
Duke Energy Corp.	4.7%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class	4.6%
Xcel Energy, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes